Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)
Cash flows from operating activities
Loss before tax	£ (207,342)	£ (3,160,699)
Adjustments for:
Depreciation	361,664	396,528
Amortization of intangible assets	36,145	30,583
Amortization of right of use assets	98,289	98,289
Change in fair value of derivative liability	(6,943,594)
Change in fair value of warrant liability	(10,537,611)
Change in fair value of other derivative liabilities	3,832,379
Share-based payment expense	837,406
Net foreign exchange (gains)/losses	(54,002)	8,051
Finance income	(4)	(21)
Finance costs	5,990,592	362,958
Movements in working capital:
Decrease in deferred income	(989,330)	(989,330)
(Increase)/decrease in trade and other receivables	(813,253)	100,096
Increase in trade and other payables	(370,774)	1,338,513
Cash used in operations	(8,759,435)	(1,815,032)
Interest paid	(135,807)	(131,966)
Interest received	4	21
Net cash flows used in operating activities	(8,895,238)	(1,946,977)
Cash flows from investing activities
Purchase of property, plant and equipment	(8,459)	(1,950)
Purchase of intangible assets	(73,121)	(58,961)
Net cash flows used in investing activities	(81,580)	(60,911)
Cash flows from financing activities
Repayment of lease liabilities	(538,275)	(214,815)
Receipt from issuance of convertible loan (net of issue costs)	18,110	1,500,000
Repayment of convertible loan	(1,936,360)
Proceeds from sale of warrants	13,092,139
Proceeds of sale of own shares	2,915,284	285,107
Share issue costs	(381,182)	(21,160)
Net cash flows from financing activities	13,169,716	1,549,132
Net increase/(decrease) in cash and cash equivalents	4,192,898	(458,756)
Foreign exchange movements on cash and cash equivalents	237,711	(1,272)
Cash and cash equivalents at the beginning of the period	1,566,688	748,015
Cash and cash equivalents at the end of the period	£ 5,997,297	£ 287,987